Prepayment	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Prepayment [Abstract]
PREPAYMENT

NOTE 5 – PREPAYMENT

The prepayment balance of $2,696,624 and $6,805,039 as of September 30, 2022 and December 31, 2021 respectively, represents the advances paid to suppliers for the purchase of raw materials to be delivered in the next operating period.

NOTE 5 – PREPAYMENT

The prepayment balance of $6,805,039 as of December 31, 2021 represents the advances paid to suppliers for the purchase of raw materials to be delivered in the next operating period.